Reportable Segments (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Rental income:
Same store	$ 1,712,428,000	$ 1,630,482,000	$ 1,730,335,000
Non-same store/other	268,009,000	133,310,000	115,822,000
Properties sold in 2011			(216,279,000)
Properties sold - March YTD 2012	(20,194,000)	(19,024,000)	(19,409,000)
Total rental income	1,960,243,000	1,744,768,000	1,610,469,000
Operating expenses:
Same store	617,712,000	614,210,000	648,508,000
Non-same store/other	103,571,000	79,576,000	94,486,000
Properties sold in 2011			(111,589,000)
Properties sold - March YTD 2012	(7,174,000)	(7,103,000)	(6,762,000)
Total operating expenses	714,109,000	686,683,000	624,643,000
NOI:
Same store	1,094,716,000	1,016,272,000	1,081,827,000
Non-same store/other	164,438,000	53,734,000	21,336,000
Properties sold in 2011			(104,690,000)
Properties sold - March YTD 2012	(13,020,000)	(11,921,000)	(12,647,000)
Total NOI	1,246,134,000	1,058,085,000	985,826,000
Total assets	16,659,303,000	16,184,194,000
Reconciliation of NOI
Rental income	1,960,243,000	1,744,768,000	1,610,469,000
Property and maintenance expense	(412,233,000)	(397,573,000)	(365,448,000)
Real estate taxes and insurance expense	(219,743,000)	(209,023,000)	(187,895,000)
Property management expense	(82,133,000)	(80,087,000)	(71,300,000)
Total operating expenses	(714,109,000)	(686,683,000)	(624,643,000)
Reportable Segments (Textuals) [Abstract]
Units in same store properties	101,312	101,312	112,042
Overhead Costs	400,000	600,000	1,400,000
Northeast [Member]
Rental income:
Same store	584,405,000	553,561,000	566,518,000
Non-same store/other	157,907,000	95,493,000	23,195,000
Properties sold in 2011			0
Properties sold - March YTD 2012	0	0	0
Total rental income	742,312,000	649,054,000	589,713,000
Operating expenses:
Same store	211,494,000	207,131,000	211,352,000
Non-same store/other	56,591,000	48,119,000	12,798,000
Properties sold in 2011			0
Properties sold - March YTD 2012	0	0	0
Total operating expenses	268,085,000	255,250,000	224,150,000
NOI:
Same store	372,911,000	346,430,000	355,166,000
Non-same store/other	101,316,000	47,374,000	10,397,000
Properties sold in 2011			0
Properties sold - March YTD 2012	0	0	0
Total NOI	474,227,000	393,804,000	365,563,000
Total assets	6,539,328,000	6,158,908,000
Northwest [Member]
Rental income:
Same store	344,615,000	322,427,000	357,502,000
Non-same store/other	42,633,000	18,825,000	2,010,000
Properties sold in 2011			0
Properties sold - March YTD 2012	0	0	0
Total rental income	387,248,000	341,252,000	359,512,000
Operating expenses:
Same store	120,920,000	119,797,000	129,696,000
Non-same store/other	16,021,000	8,300,000	1,851,000
Properties sold in 2011			0
Properties sold - March YTD 2012	0	0	0
Total operating expenses	136,941,000	128,097,000	131,547,000
NOI:
Same store	223,695,000	202,630,000	227,806,000
Non-same store/other	26,612,000	10,525,000	159,000
Properties sold in 2011			0
Properties sold - March YTD 2012	0	0	0
Total NOI	250,307,000	213,155,000	227,965,000
Total assets	2,885,791,000	2,630,850,000
Southeast [Member]
Rental income:
Same store	356,936,000	342,080,000	383,239,000
Non-same store/other	16,487,000	9,009,000	4,268,000
Properties sold in 2011			0
Properties sold - March YTD 2012	0	0	0
Total rental income	373,423,000	351,089,000	387,507,000
Operating expenses:
Same store	140,145,000	139,550,000	158,977,000
Non-same store/other	5,974,000	3,729,000	1,727,000
Properties sold in 2011			0
Properties sold - March YTD 2012	0	0	0
Total operating expenses	146,119,000	143,279,000	160,704,000
NOI:
Same store	216,791,000	202,530,000	224,262,000
Non-same store/other	10,513,000	5,280,000	2,541,000
Properties sold in 2011			0
Properties sold - March YTD 2012	0	0	0
Total NOI	227,304,000	207,810,000	226,803,000
Total assets	2,506,330,000	2,495,748,000
Southwest [Member]
Rental income:
Same store	426,472,000	412,414,000	423,076,000
Non-same store/other	45,489,000	13,587,000	16,985,000
Properties sold in 2011			0
Properties sold - March YTD 2012	0	0	0
Total rental income	471,961,000	426,001,000	440,061,000
Operating expenses:
Same store	145,153,000	147,732,000	148,483,000
Non-same store/other	17,619,000	7,198,000	9,418,000
Properties sold in 2011			0
Properties sold - March YTD 2012	0	0	0
Total operating expenses	162,772,000	154,930,000	157,901,000
NOI:
Same store	281,319,000	264,682,000	274,593,000
Non-same store/other	27,870,000	6,389,000	7,567,000
Properties sold in 2011			0
Properties sold - March YTD 2012	0	0	0
Total NOI	309,189,000	271,071,000	282,160,000
Total assets	3,385,517,000	3,140,153,000
Other [Member]
Rental income:
Same store	0	0	0
Non-same store/other	5,493,000	(3,604,000)	69,364,000
Properties sold in 2011			(216,279,000)
Properties sold - March YTD 2012	(20,194,000)	(19,024,000)	(19,409,000)
Total rental income	(14,701,000)	(22,628,000)	(166,324,000)
Operating expenses:
Same store	0	0	0
Non-same store/other	7,366,000	12,230,000	68,692,000
Properties sold in 2011			(111,589,000)
Properties sold - March YTD 2012	(7,174,000)	(7,103,000)	(6,762,000)
Total operating expenses	192,000	5,127,000	(49,659,000)
NOI:
Same store	0	0	0
Non-same store/other	(1,873,000)	(15,834,000)	672,000
Properties sold in 2011			(104,690,000)
Properties sold - March YTD 2012	(13,020,000)	(11,921,000)	(12,647,000)
Total NOI	(14,893,000)	(27,755,000)	(116,665,000)
Total assets	$ 1,342,337,000	$ 1,758,535,000